Share-based payments - Summary of Warrants Granted (Details) - Warrants shares in Thousands	12 Months Ended
Dec. 31, 2022 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments, Beginning balance	69,497
Number of instruments, Ending balance	68,847